SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9 – SUBSEQUENT EVENTS

On April 7, 2021, one shareholder elected to exercise 3,429 warrants using the cashless exercise feature. A total of 1,054 shares of common stock were issued and the warrant was cancelled.

On April 9, 2021, one shareholder elected to exercise 1,429 warrants using the cashless exercise feature. A total of 442 shares of common stock were issued and the warrant was cancelled.

On April 28, 2021, one shareholder elected to exercise 14,286 warrants using the cashless exercise feature. A total of 2,711 shares of common stock were issued and the warrant was cancelled.

On May 3, 2021, one shareholder elected to exercise 3,572 warrants using the cashless exercise feature. A total of 599 shares of common stock were issued and the warrant was cancelled.

NOTE 15 – SUBSEQUENT EVENTS

On February 1, 2021, the Company received notice that the PPP Cares Act loan that was issued in 2020 in the amount of $1,421,395 including accrued interest, was forgiven by the Small Business Administration.

On February 26, 2021, as previously disclosed, the Company accepted an offer from two existing shareholders to invest $4,500,000 in the form of a newly designated Series C Convertible Preferred Stock.  The offer includes a registration rights agreement and contains certain voting limitations subject to shareholder approval.